Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Sales revenue	¥ 21,796,610	¥ 21,688,767	¥ 20,428,802
Segment profit (loss)	(414,346)	1,213,486	1,381,977
Share of profit (loss) of investments accounted for using the equity method	(162,080)	982	110,817
Segment assets	33,509,285	30,775,867	29,774,150
Investments accounted for using the equity method	1,128,118	1,242,614	1,206,968
Depreciation and amortization	1,650,545	1,612,805	1,579,486
Capital expenditures	3,804,709	4,036,808	3,141,179
Impairment losses on non-financial assets	692,006	39,305	59,392
Provision (reversal) for credit and lease residual losses on receivables from financial services	87,920	70,963	50,057
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	21,796,610	21,688,767	20,428,802
Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	22,138,866	22,021,292	20,685,796
Segment profit (loss)	(414,346)	1,213,486	1,381,977
Share of profit (loss) of investments accounted for using the equity method	(162,080)	982	110,817
Segment assets	33,074,665	30,413,268	28,441,388
Investments accounted for using the equity method	1,128,118	1,242,614	1,206,968
Depreciation and amortization	1,650,545	1,612,805	1,579,486
Capital expenditures	3,804,709	4,036,808	3,141,179
Impairment losses on non-financial assets	692,006	39,305	59,392
Provision (reversal) for credit and lease residual losses on receivables from financial services	87,920	70,963	50,057
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	21,796,610	21,688,767	20,428,802
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	342,256	332,525	256,994
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	4,018,837	3,626,603	3,220,168
Segment profit (loss)	731,926	663,443	556,232
Share of profit (loss) of investments accounted for using the equity method	65,206	59,060	53,843
Segment assets	2,713,735	2,248,809	2,047,270
Investments accounted for using the equity method	106,438	107,889	119,598
Depreciation and amortization	74,343	72,443	72,590
Capital expenditures	135,989	94,688	74,006
Impairment losses on non-financial assets	95	99	33
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	4,018,837	3,626,603	3,220,168
Operating segments [member] | Motorcycle business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	14,166,910	14,467,856	13,791,515
Segment profit (loss)	(1,411,140)	243,853	560,649
Share of profit (loss) of investments accounted for using the equity method	(228,369)	(59,867)	55,392
Segment assets	12,484,767	11,874,764	11,690,446
Investments accounted for using the equity method	1,005,559	1,117,102	1,076,481
Depreciation and amortization	601,267	642,506	655,250
Capital expenditures	879,031	797,831	598,475
Impairment losses on non-financial assets	605,150	18,477	44,652
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	13,863,362	14,169,240	13,567,565
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	303,548	298,616	223,950
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	3,532,743	3,512,223	3,251,784
Segment profit (loss)	275,532	315,634	273,978
Share of profit (loss) of investments accounted for using the equity method
Segment assets	17,282,581	15,713,348	14,118,371
Investments accounted for using the equity method
Depreciation and amortization	958,880	881,500	834,246
Capital expenditures	2,766,150	3,125,821	2,451,930
Impairment losses on non-financial assets	81,833	20,660	14,646
Provision (reversal) for credit and lease residual losses on receivables from financial services	87,920	70,963	50,057
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	3,529,484	3,507,766	3,248,808
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	3,259	4,457	2,976
Operating segments [member] | Power products and other businesses [member]
Disclosure of operating segments [line items]
Sales revenue	420,376	414,610	422,329
Segment profit (loss)	(10,664)	(9,444)	(8,882)
Share of profit (loss) of investments accounted for using the equity method	1,083	1,789	1,582
Segment assets	593,582	576,347	585,301
Investments accounted for using the equity method	16,121	17,623	10,889
Depreciation and amortization	16,055	16,356	17,400
Capital expenditures	23,539	18,468	16,768
Impairment losses on non-financial assets	4,928	69	61
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Power products and other businesses [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	384,927	385,158	392,261
Operating segments [member] | Power products and other businesses [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	35,449	29,452	30,068
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(342,256)	(332,525)	(256,994)
Segment profit (loss)
Share of profit (loss) of investments accounted for using the equity method
Segment assets	434,620	362,599	1,332,762
Investments accounted for using the equity method
Depreciation and amortization
Capital expenditures
Impairment losses on non-financial assets
Provision (reversal) for credit and lease residual losses on receivables from financial services
Reconciling items [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (342,256)	¥ (332,525)	¥ (256,994)